Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Analysis of Common Share Balances

An analysis of Common Share balances is as follows:

(number of shares in millions)	2014	2013	2012

Share capital, January 1	175.4	173.9	170.0
CP common shares repurchased	(10.3)	–	–
Shares issued under stock option plan	1.0	1.5	3.9

Share capital, December 31	166.1	175.4	173.9

Activities Under Shares Repurchase Program

The following table provides the activities under the share repurchase program:

2014

Number of common shares repurchased	10,476,074
Weighted-average price per share(1)	$199.42
Amount of repurchase (in millions)(1)	$2,089

(1) Includes brokerage fees.